Bank Borrowings - Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings [Line Items]
Total pledged asset	$ 1,062,792	$ 1,796,665
Buildings, net [Member]
Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings [Line Items]
Total pledged asset	1,062,792	1,705,833
Land use right, net [Member]
Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings [Line Items]
Total pledged asset		$ 90,832